Intangible Assets, Net - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Intangible Assets [Abstract]
Purchased copyright	¥ 72,415	$ 10,356	¥ 80,789
Less: accumulated amortization	(27,298)	(3,904)	(19,059)
Balance at the end of the year	¥ 45,117	$ 6,452	¥ 61,730